Income Taxes (Details 1)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of effective tax rate differed from the U.S. federal statutory rate
Federal tax benefit at statutory rate		(34.00%)	(34.00%)
Permanent differences		20.10%	(6.70%)
State tax benefit, net of Federal benefits		1.20%	0.80%
Other		(2.40%)	0.30%
Effect of foreign income taxed in rates other than the U.S. Federal statutory rate		1.60%	2.80%
Net change in valuation allowance		12.90%	(29.50%)
Foreign tax credits		(1.60%)	(2.80%)
(Benefit)	5.00%	(2.20%)	(69.10%)